RESEARCH AND DEVELOPMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of research and development costs	Research and development costs are as follows:

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Research and development costs expensed during the year	563,311	538,903	517,842
Amortization of capitalized development costs	330,781	342,656	257,730
Total research and development costs	894,092	881,559	775,572